Material accounting estimates and assumptions - Disclosure in tabular form of total loans with extension of maturities and additional expected credit loss allowances (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form Of Total Loans With Extension Of Maturities And Additional Expected Credit Loss Allowances [Line Items]
Total loans that are subject to extension of maturity	₩ 7,383,200
Expected credit loss allowance that are additionally recognized	94,175
Woori bank
Disclosure In Tabular Form Of Total Loans With Extension Of Maturities And Additional Expected Credit Loss Allowances [Line Items]
Total loans that are subject to extension of maturity	31,976
Expected credit loss allowance that are additionally recognized	115
Corporates
Disclosure In Tabular Form Of Total Loans With Extension Of Maturities And Additional Expected Credit Loss Allowances [Line Items]
Total loans that are subject to extension of maturity	5,227,017
Expected credit loss allowance that are additionally recognized	58,545
General retail
Disclosure In Tabular Form Of Total Loans With Extension Of Maturities And Additional Expected Credit Loss Allowances [Line Items]
Total loans that are subject to extension of maturity	2,124,207
Expected credit loss allowance that are additionally recognized	₩ 35,515